Equity - Annual fair value charge in respect of the equity settled plans (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	£ 50	£ 3	£ 50
Executive share award plans
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	41	(3)	41
Executive share option plans
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	4	2	4
Savings plans
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	4	3	4
Equity-settled plans
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	£ 49	£ 2	£ 49